Not FDIC Insured May Lose Value No Bank Guarantee
39049-Q1PH

Schedule of Investments
(unaudited)
Putnam Minnesota Tax Exempt Income Fund 2
Notes to Schedule of Investments 7

Putnam Minnesota Tax Exempt Income Fund
Schedule of Investments (unaudited), August 31, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.5%
Minnesota 95.9%
Anoka-Hennepin Independent School District No. 11 , GO , 2020 A , 3% , 2/01/45 ..... $ 4,100,000 $ 2,953,914
a
Aurora Independent School District No. 2711 , GO , 2017 B , 3.73%, 2/01/29 ........ 940,000 829,223
Central Minnesota Municipal Power Agency ,
Revenue , 2021 , Refunding , AG Insured , 3% , 1/01/34 ....................... 780,000 739,251
Revenue , 2021 , Refunding , AG Insured , 3% , 1/01/35 ....................... 375,000 347,638
Revenue , 2021 , Refunding , AG Insured , 3% , 1/01/36 ....................... 300,000 273,627
Revenue , 2021 , Refunding , AG Insured , 3% , 1/01/37 ....................... 300,000 269,064
Revenue , 2021 , Refunding , AG Insured , 4% , 1/01/42 ....................... 340,000 321,297
a
Chisholm Independent School District No. 695 , GO , 2023 A , 3.84%, 2/01/34 ....... 525,000 382,364
City of Apple Valley , PHS Apple Valley Senior Housing, Inc. , Revenue , 2021 , 4% ,
9/01/61 ......................................................... 400,000 279,882
City of Bethel , Spectrum High School , Revenue , 2017 A , Refunding , 4.25% , 7/01/47 . 895,000 728,124
City of Burnsville , GO , 2017 A , 2.3% , 12/20/28 ............................. 1,060,000 1,041,398
City of Cologne , Cologne Academy , Revenue , 2014 A , 5% , 7/01/34 .............. 345,000 344,993
City of Deephaven , Eagle Ridge Academy , Revenue , 2015 A , Refunding , 5.25% ,
7/01/40 ......................................................... 500,000 499,999
City of Forest Lake ,
Lakes International Language Academy , Revenue , 2014 A , 4.5% , 8/01/26 ....... 75,000 75,021
Lakes International Language Academy , Revenue , 2014 A , 5.5% , 8/01/36 ....... 250,000 250,102
City of Ham Lake ,
DaVinci Academy of Arts and Science , Revenue , 2016 A , 5% , 7/01/47 .......... 500,000 413,069
Parnassus Preparatory School , Revenue , 2016 A , 5% , 11/01/36 ............... 250,000 249,979
City of Independence , Global Academy, Inc. , Revenue , 2021 A , Refunding , 4% , 7/01/51 650,000 482,218
City of Maple Grove ,
Maple Grove Hospital Corp. , Revenue , 2017 , Refunding , 5% , 5/01/30 .......... 850,000 865,589
Maple Grove Hospital Corp. , Revenue , 2017 , Refunding , 5% , 5/01/31 .......... 500,000 508,580
Maple Grove Hospital Corp. , Revenue , 2017 , Refunding , 5% , 5/01/32 .......... 500,000 507,162
Maple Grove Hospital Corp. , Revenue , 2017 , Refunding , 4% , 5/01/37 .......... 1,000,000 940,939
City of Minneapolis ,
14th and Central LLLP , Revenue , 2020 , FNMA Insured , 2.35% , 2/01/38 ......... 4,546,423 3,552,165
Allina Health Obligated Group , Revenue , 2021 , 4% , 11/15/40 ................. 4,510,000 4,167,136
b
Allina Health Obligated Group , Revenue , 2023 A , Mandatory Put , 5% , 11/15/28 ... 2,000,000 2,118,871
Fairview Health Services Obligated Group , Revenue , 2015 A , Refunding , 5% ,
11/15/44 ....................................................... 250,000 242,141
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/34 ....................................................... 2,230,000 2,290,179
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , 4% ,
11/15/38 ....................................................... 500,000 466,632
Riverton Community Housing , Revenue , 2018 , 5% , 8/01/53 .................. 500,000 437,041
Young Men's Christian Association of the Greater Twin Cities , Revenue , 2016 , 4% ,
6/01/27 ........................................................ 100,000 101,203
Young Men's Christian Association of the Greater Twin Cities , Revenue , 2016 , 4% ,
6/01/31 ........................................................ 100,000 100,864
City of Minneapolis St. Paul Housing & Redevelopment Authority , Children's Health
Care Obligated Group , Revenue , 2025 , 5% , 8/15/44 ........................ 500,000 507,461
City of Moorhead , Concordia College , Revenue , 2016 , Refunding , 5% , 12/01/40 .... 500,000 489,609
b
City of Mounds View , OAHS Sibley TC LLLP , Revenue , 2024 , Mandatory Put , 3.375% ,
3/01/28 ......................................................... 1,500,000 1,510,345
City of Otsego , Kaleidoscope Charter School , Revenue , 2014 A , Refunding , 5% ,
9/01/44 ......................................................... 200,000 167,504
City of Ramsey , PACT Charter School , Revenue , 2022 A , Refunding , 5% , 6/01/32 ... 600,000 594,991
City of Rochester ,
Electric Utility , Revenue , 2017 A , Refunding , 5% , 12/01/35 ................... 730,000 750,476
Electric Utility , Revenue , 2017 A , Refunding , 5% , 12/01/36 ................... 500,000 513,031
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/36 .................... 500,000 567,271
Mayo Clinic , Revenue , 2018 , 4% , 11/15/48 ............................... 1,500,000 1,313,924
Mayo Clinic , Revenue , 2025 A , 4.375% , 11/15/53 .......................... 2,000,000 1,834,316

Putnam Minnesota Tax Exempt Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
City of Shakopee ,
St. Francis Regional Medical Center Obligated Group , Revenue , 2014 , Refunding ,
5% , 9/01/29 .................................................... $ 250,000 $ 250,205
St. Francis Regional Medical Center Obligated Group , Revenue , 2014 , Refunding ,
5% , 9/01/34 .................................................... 670,000 670,152
City of St. Cloud ,
CentraCare Health System Obligated Group , Revenue , 2016 A , Refunding , 5% ,
5/01/46 ........................................................ 1,500,000 1,487,712
CentraCare Health System Obligated Group , Revenue , 2019 , Refunding , 4% ,
5/01/49 ........................................................ 2,505,000 2,137,292
CentraCare Health System Obligated Group , Revenue , 2024 , Refunding , 5% ,
5/01/54 ........................................................ 1,500,000 1,476,120
City of Wadena ,
Astera Health , Revenue , 2024 A , 5% , 12/01/31 ........................... 395,000 433,375
Astera Health , Revenue , 2024 A , 5% , 12/01/32 ........................... 365,000 401,914
Astera Health , Revenue , 2024 A , 5% , 12/01/33 ........................... 385,000 424,379
Astera Health , Revenue , 2024 A , 5% , 12/01/34 ........................... 455,000 502,969
Astera Health , Revenue , 2024 A , 5% , 12/01/45 ........................... 1,900,000 1,900,332
City of Waite Park , GO , 2025 A , 5% , 12/15/50 .............................. 2,095,000 2,134,264
County of Hennepin , GO , 2020 C , 5% , 12/15/35 ............................ 3,000,000 3,195,997
County of Ramsey , GO , 2023 A , 3.375% , 2/01/39 ........................... 580,000 524,850
County of Rice , GO , 2022 A , 4% , 2/01/48 ................................. 2,000,000 1,773,279
County of Wright ,
COP , 2019 A , 3% , 12/01/39 .......................................... 1,050,000 888,760
GO , 2018 A , 3.3% , 12/01/35 .......................................... 2,050,000 1,955,905
GO , 2018 A , 3.45% , 12/01/37 ......................................... 1,680,000 1,578,702
Dakota County Community Development Agency , Roers Burnsville Affordable
Apartments Owner LLC , Revenue , 2024 , FNMA Insured , 4.2% , 5/01/43 ......... 1,550,000 1,406,502
Duluth Economic Development Authority ,
Benedictine Health System Obligated Group , Revenue , 2021 A , Refunding , 4% ,
7/01/36 ........................................................ 250,000 221,458
Benedictine Health System Obligated Group , Revenue , 2021 A , Refunding , 4% ,
7/01/41 ........................................................ 930,000 749,012
Essentia Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 2/15/43 ..... 2,000,000 2,001,058
Essentia Health Obligated Group , Revenue , 2018 A , Refunding , 5.25% , 2/15/58 ... 1,000,000 986,173
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 3% ,
6/15/44 ........................................................ 825,000 642,800
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/38 ........................................................ 375,000 371,217
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/39 ........................................................ 225,000 218,909
Duluth Independent School District No. 709 ,
COP , 2019 A , Pre-Refunded , 4% , 3/01/32 ............................... 1,355,000 1,383,186
COP , 2019 B , Refunding , 5% , 2/01/27 .................................. 370,000 383,136
COP , 2019 B , Refunding , 5% , 2/01/28 .................................. 1,390,000 1,467,039
Gibbon Independent School District No. 2365 , GO , 2023 A , 5% , 2/01/48 .......... 1,850,000 1,873,217
a
Hastings Independent School District No. 200 , GO , 2018 A , 3.34%, 2/01/30 ........ 1,000,000 864,609
Hennepin County Regional Railroad Authority , County of Hennepin , GO , 2019 A , 5% ,
12/01/35 ........................................................ 3,000,000 3,143,115
Housing & Redevelopment Authority of the City of St. Paul Minnesota ,
Community of Peace Building Co. , Revenue , 2015 A , Refunding , 5% , 12/01/37 ... 500,000 499,966
District Energy St Paul Obligated Group , Revenue , 2017 A , Refunding , 4% , 10/01/33 650,000 653,886
Fairview Health Services Obligated Group , Revenue , 2017 A , Refunding , 4% ,
11/15/36 ....................................................... 1,000,000 955,937
Fairview Health Services Obligated Group , Revenue , 2017 A , Refunding , 4% ,
11/15/37 ....................................................... 1,000,000 936,588
Hmong College Prep Academy , Revenue , 2020 A , Refunding , 5% , 9/01/55 ....... 2,500,000 2,175,869

Putnam Minnesota Tax Exempt Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Housing & Redevelopment Authority of the City of St. Paul Minnesota, (continued)
Nova Classical Academy , Revenue , 2016 A , Refunding , 4% , 9/01/36 ........... $ 950,000 $ 880,711
Nova Classical Academy , Revenue , 2021 A , Refunding , 2% , 9/01/26 ........... 155,000 151,808
Nova Classical Academy , Revenue , 2021 A , Refunding , 4% , 9/01/31 ........... 350,000 345,932
St. Paul Conservatory for Performing Artists , Revenue , 2013 A , Refunding , 4.625% ,
3/01/43 ........................................................ 350,000 287,105
Twin Cities Academy , Revenue , 2015 A , 5% , 7/01/35 ....................... 250,000 247,836
Twin Cities German Immersion School , Revenue , 2013 A , 5% , 7/01/33 .......... 420,000 420,105
Minneapolis Special School District No. 1 , GO , 2019 A , 4% , 2/01/35 ............. 1,590,000 1,613,448
Minneapolis-St. Paul Metropolitan Airports Commission ,
Revenue , 2022 A , Refunding , 4.25% , 1/01/52 ............................. 2,375,000 2,116,371
Revenue , 2022 A , Refunding , 5% , 1/01/52 ............................... 2,000,000 1,997,596
Revenue , 2023 A , Refunding , 5% , 1/01/35 ............................... 900,000 995,792
Revenue, Senior Lien , 2016 C , 5% , 1/01/36 .............................. 825,000 838,078
Revenue, Senior Lien , 2016 C , 5% , 1/01/37 .............................. 825,000 836,474
Minnesota Agricultural & Economic Development Board , HealthPartners Obligated
Group , Revenue , 2024 , 5.25% , 1/01/54 ................................. 2,500,000 2,495,317
Minnesota Health & Education Facilities Authority ,
Augsburg University , Revenue , 2016 A , 5% , 5/01/46 ........................ 750,000 492,796
Bethel University , Revenue , 2017 , Refunding , 5% , 5/01/47 ................... 1,000,000 862,826
Carleton College , Revenue , 2017 , Refunding , 4% , 3/01/37 ................... 500,000 495,577
Carleton College , Revenue , 2023 , 5% , 3/01/37 ............................ 500,000 545,389
College of St. Benedict , Revenue , 2017 , Refunding , 4% , 3/01/36 .............. 410,000 382,927
College of St. Benedict , Revenue , 8-K , 4% , 3/01/43 ........................ 1,000,000 810,629
College of St. Scholastica, Inc. , Revenue , 2019 , Refunding , 4% , 12/01/40 ....... 1,500,000 1,260,287
Macalester College , Revenue , 2017 , Refunding , 4% , 3/01/48 ................. 1,000,000 878,985
Macalester College , Revenue , 2021 , Refunding , 3% , 3/01/40 ................. 360,000 294,456
St. Catherine University , Revenue , 2018 A , Refunding , 4% , 10/01/36 ........... 920,000 862,846
St. Catherine University , Revenue , 2018 A , Refunding , 4% , 10/01/37 ........... 580,000 534,038
St. Catherine University , Revenue , 2018 A , Refunding , 5% , 10/01/45 ........... 300,000 277,443
St. Catherine University , Revenue , 2023 , 5% , 10/01/43 ..................... 600,000 561,443
St. Catherine University , Revenue , 2023 , 5.125% , 10/01/48 .................. 750,000 694,520
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/33 ............... 475,000 484,235
St. John's University , Revenue , 2021 , Refunding , 3% , 10/01/36 ............... 420,000 370,992
St. John's University , Revenue , 2021 , Refunding , 3% , 10/01/38 ............... 245,000 205,938
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/39 ............... 425,000 399,227
St. Olaf College , Revenue , 2021 , 3% , 10/01/38 ........................... 2,000,000 1,692,133
St. Olaf College , Revenue , 2021 , 4% , 10/01/46 ........................... 5,100,000 4,389,226
St. Olaf College , Revenue , 8-N , Refunding , 4% , 10/01/26 .................... 85,000 86,272
University of St. Thomas , Revenue , 2019 , 5% , 10/01/40 ..................... 1,000,000 1,020,202
Minnesota Higher Education Facilities Authority ,
Carleton College , Revenue , 2023 , 5% , 3/01/38 ............................ 475,000 513,503
Carleton College , Revenue , 2023 , 5% , 3/01/39 ............................ 1,010,000 1,081,487
Carleton College , Revenue , 2023 , 5% , 3/01/53 ............................ 2,750,000 2,794,983
College of St. Benedict , Revenue , 8-K , 5% , 3/01/37 ........................ 1,000,000 1,001,030
Macalester College , Revenue , 2021 , Refunding , 3% , 3/01/43 ................. 325,000 246,114
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/34 ............... 175,000 177,303
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/35 ............... 170,000 170,950
University of St. Thomas , Revenue , 2016-8 L , Refunding , 5% , 4/01/35 .......... 750,000 756,733
University of St. Thomas , Revenue , 2017 A , Refunding , 4% , 10/01/34 .......... 400,000 402,256
University of St. Thomas , Revenue , 2017 A , Refunding , 4% , 10/01/35 .......... 400,000 402,069
University of St. Thomas , Revenue , 2024 A , 5% , 10/01/49 ................... 1,825,000 1,821,863
University of St. Thomas , Revenue , 2024 A , 4.125% , 10/01/53 ................ 2,325,000 1,928,068
Minnesota Housing Finance Agency ,
Revenue , 2012 B , GNMA Insured , 2.25% , 12/01/42 ........................ 80,619 69,074
Revenue , 2015 E , 3.5% , 1/01/46 ...................................... 10,000 9,990
Revenue , 2017 I , GNMA Insured , 2.8% , 12/01/47 .......................... 140,656 119,837

Putnam Minnesota Tax Exempt Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Housing Finance Agency, (continued)
Revenue , 2021 F , GNMA Insured , 3% , 7/01/52 ............................ $ 2,195,000 $ 2,178,727
Revenue , 2025 D-1 , 4.95% , 8/01/45 .................................... 165,000 162,427
Revenue , 2025 D-1 , 5.1% , 8/01/55 ..................................... 100,000 99,099
Revenue , 2025 D-1 , 5.15% , 8/01/67 .................................... 445,000 435,995
State of Minnesota , Revenue , 2019 C , 4% , 8/01/39 ........................ 1,000,000 973,235
b
Minnesota Municipal Gas Agency , Revenue , 2022 A , Mandatory Put , 4% , 12/01/27 .. 4,000,000 4,067,150
Minnesota Municipal Power Agency , Revenue , 2014 , Refunding , 5% , 10/01/33 ..... 250,000 250,888
Minnesota Office of Higher Education , Revenue , 2018 , 4% , 11/01/37 ............. 200,000 201,049
Northern Municipal Power Agency ,
Revenue , 2016 , Refunding , 5% , 1/01/28 ................................. 250,000 252,149
Revenue , 2017 , Refunding , 5% , 1/01/31 ................................. 200,000 206,015
Revenue , 2017 , Refunding , 5% , 1/01/32 ................................. 215,000 220,901
Revenue , 2017 , Refunding , 5% , 1/01/33 ................................. 235,000 240,937
Revenue , 2017 , Refunding , 5% , 1/01/34 ................................. 210,000 214,770
Revenue , 2017 , Refunding , 5% , 1/01/35 ................................. 170,000 173,554
Revenue , 2017 , Refunding , 5% , 1/01/36 ................................. 180,000 183,433
Revenue , 2017 , Refunding , 5% , 1/01/41 ................................. 400,000 402,577
Revenue , 2023 , AG Insured , 5% , 1/01/39 ................................ 250,000 258,554
Revenue , 2023 , AG Insured , 5% , 1/01/41 ................................ 515,000 527,929
Richfield Independent School District No. 280 , GO , 2018 A , 4% , 2/01/36 .......... 1,500,000 1,506,601
Rochester Independent School District No. 535 , GO , 2022 A , 4% , 2/01/32 ......... 1,805,000 1,884,531
a
Sartell-St Stephen Independent School District No. 748 , GO , 2016 B , 4.4%, 2/01/34 . 700,000 486,970
a
Shakopee Independent School District No. 720 , GO , 2020 C , 3.29%, 2/01/30 ...... 3,355,000 2,907,884
Southern Minnesota Municipal Power Agency ,
Revenue , 2015 A , Refunding , 5% , 1/01/36 ............................... 500,000 503,931
Revenue , 2017 A , 5% , 1/01/47 ........................................ 1,815,000 1,809,387
St. Paul Port Authority ,
District Energy St Paul Obligated Group , Revenue , 2024-1 , 5% , 10/01/44 ........ 1,800,000 1,811,139
District Energy St. Paul Obligated Group , Revenue , 2023-3 , 4.75% , 10/01/43 ..... 1,000,000 956,154
HealthPartners Obligated Group , Revenue , 2007-1 , 5% , 8/01/36 .............. 600,000 600,199
State of Minnesota ,
COP , 2014 , 5% , 6/01/37 ............................................. 3,000,000 3,009,915
COP , 2023 , 5% , 11/01/40 ............................................ 3,500,000 3,698,664
COP , 2023 , 5% , 11/01/41 ............................................ 3,000,000 3,139,841
Township of Baytown ,
St. Croix Preparatory Academy , Revenue , 2016 A , Refunding , 4% , 8/01/36 ....... 300,000 271,459
St. Croix Preparatory Academy , Revenue , 2016 A , Refunding , 4% , 8/01/41 ....... 1,550,000 1,282,101
University of Minnesota ,
Revenue , 2016 A , 5% , 4/01/41 ........................................ 2,000,000 2,011,651
Revenue , 2017 A , 5% , 9/01/40 ........................................ 1,460,000 1,481,338
Revenue , 2017 A , 5% , 9/01/42 ........................................ 1,410,000 1,424,116
Warren-Alvarado-Oslo Independent School District No. 2176 ,
GO , 2023 A , 3.25% , 2/01/36 .......................................... 625,000 592,501
GO , 2023 A , 3.5% , 2/01/39 ........................................... 1,300,000 1,197,120
GO , 2023 A , 3.625% , 2/01/40 ......................................... 1,120,000 1,037,338
Western Minnesota Municipal Power Agency , Revenue , 2018 A , 5% , 1/01/49 ....... 3,500,000 3,511,335
Winona Independent School District No. 861 , GO , 2022 A , 4% , 2/01/31 ........... 1,075,000 1,126,520
167,322,781
New Jersey 0.2%
New Jersey Economic Development Authority , NYNJ Link Borrower LLC , Revenue ,
2013 , 5.375% , 1/01/43 .............................................. 260,000 260,127
Ohio 0.1%
County of Warren , Otterbein Homes Obligated Group , Revenue , 2016 A , Refunding ,
5% , 7/01/40 ...................................................... 250,000 250,409

Putnam Minnesota Tax Exempt Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 0.6%
Grays Harbor County Public Hospital District No. 1 , Revenue , 2023 , Refunding , 6.75% ,
12/01/44 ........................................................ $ 1,000,000 $ 1,083,156
U.S. Territories 1.7%
Guam 1.4%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 ......... 1,000,000 954,206
Territory of Guam ,
GO , 2019 , 5% , 11/15/31 ............................................. 385,000 404,008
Revenue , 2021 F , Refunding , 4% , 1/01/42 ............................... 1,300,000 1,154,663
2,512,877
Puerto Rico 0.3%
Commonwealth of Puerto Rico , GO , 2022 A-1 , 4% , 7/01/37 ....................
500,000 464,427
Total U.S. Territories .................................................................... 2,977,304
Total Municipal Bonds (Cost $ 180,329,304 ) .....................................
171,893,777
a a a a
Short Term Investments 0.5%
Shares
a
Management Investment Companies 0.5%
c,d
Putnam Short Term Investment Fund , Class P , 4.566% ....................... 870,861 870,861
Total Management Investment Companies (Cost $ 870,861 ) .......................
870,861
Total Short Term Investments (Cost $ 870,861 ) ..................................
870,861
a
Total Investments (Cost $ 181,200,165 ) 99.0% ...................................
$172,764,638
Other Assets, less Liabilities 1.0% .............................................
1,723,248
Net Assets 100.0% ...........................................................
$174,487,886
See Abbreviations on page 8 .
a
The rate shown represents the yield at period end.
b
The maturity date shown represents the mandatory put date.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Putnam Minnesota Tax Exempt Income Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Minnesota Tax Exempt Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended August 31,
2025, the Fund held investments in affiliated management investment companies as follows:

Putnam Minnesota Tax Exempt Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Abbreviations
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Minnesota Tax Exempt Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.566% ...... $294,455 $9,003,110 $(8,426,704) $— $— $870,861 870,861 $21,194
Total Affiliated Securities ... $294,455 $9,003,110 $(8,426,704) $— $— $870,861 $21,194
Level 1 Level 2 Level 3 Total
Putnam Minnesota Tax Exempt Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 171,893,777 $ — $ 171,893,777
Short Term Investments ................... 870,861 — — 870,861
Total Investments in Securities ........... $870,861 $171,893,777 $— $172,764,638
a
For detailed categories, see the accompanying Schedule of Investments.
Selected Portfolio
AG
Assured Guaranty, Inc.
COP
Certificate of Participation
FNMA
Federal National Mortgage Association
GNMA
Government National Mortgage Association
GO
General Obligation
3. Investments in Affiliated Management Investment Companies
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.